Fees Summary	Sep. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000
Previously Paid Amount	0.00
Total Fee Amount	59.04
Total Offset Amount	0.00
Net Fee	59.04
Narrative - Max Aggregate Offering Price	$ 400,000
Final Prospectus	true